Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

11.Property and equipment, net

Property and equipment consists of the following:

	December 31,
	2024	2025
	RMB	RMB
Gross carrying amount
Construction in progress	415,430	568,883
Servers, computers and equipment	299,919	266,752
Leasehold improvements	33,474	33,551
Others	12,104	11,539
Total	760,927	880,725
Less: accumulated depreciation
Servers, computers and equipment	(234,495)	(232,536)
Leasehold improvements	(31,403)	(32,594)
Others	(11,021)	(11,227)
Total	(276,919)	(276,357)
Property and equipment, net	484,008	604,368

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 were RMB46,803, RMB39,945 and RMB35,475, respectively.